Commitments and Contingencies (Details Narrative) (10K) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Officers compensation			$ 500,000	$ 500,000
Stock based compensation	2,500		525,000	532,500
Wayne Anderson [Member]
Officers compensation			$ 500,000	37,500
Stock based compensation	10,000			7,500
Wayne Anderson [Member] | Board of Directors Service Agreement [Member]
Officers compensation	$ 10,000	$ 10,000		$ 10,000
Number of shares issued during the period as compensation	10,000	10,000		10,000
Stock based compensation	$ 2,500			$ 2,500